Finance cost and income	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Finance cost and income
8.	Finance cost and income
The finance cost and income included in the income statement are as follows:

For the six-month period ended 30 June Million US dollar	2022	2021¹
Interest expense	(1 767)	(1 875)
Net interest on net defined benefit liabilities	(37)	(37)
Accretion expense	(336)	(265)
Net losses on hedging instruments	(422)	(297)
Net foreign exchange results (net of the effect of foreign exchange derivatives)	(143)	(38)
Other financial costs, including bank fees and taxes	(131)	(97)

Finance cost excluding exceptional items	(2 835)	(2 609)

Exceptional finance cost	(127)	(582)

Finance cost	(2 962)	(3 191)

Interest income	84	58
Interest income on Brazilian tax credits	113	76
Hyperinflation monetary adjustments	138	75
Net mark-to-market results on derivatives related to the hedging of share-based payment programs	162	348
Other financial income	56	5

Finance income excluding exceptional items	553	562

Exceptional finance income	141	283
Finance income	694	845

Net finance income/(cost) excluding exceptional items	(2 282)	(2 047)

Net finance income/(cost)	(2 268)	(2 346)

Net finance costs, excluding exceptional items, were 2 282m US dollar in the six-month
period ended 30 June 2022 compared to 2 047m US dollar in the six-month
period ended 30 June 2021.
In the
six-month
period ended 30 June 2022, accretion expense includes interest on lease liabilities of 60m US dollar (30 June 2021: 60m US dollar), unwind of discounts of 225m US dollar (30 June 2021: 154m US dollar), bond fees of 32m US dollar (30 June 2021: 33m US dollar) and interest on provisions of 19m US dollar (30 June 2021: 18m US dollar).
Interest expense is presented net of the effect of interest rate derivative instruments hedging AB InBev’s interest rate risk – see also Note 19
Risks arising from financial instruments
.
Exceptional finance income/(cost) for the
six-month
period ended 30 June 2022 and 30 June 2021 includes:

•
134m US dollar gain resulting from
mark-to-market
adjustments on derivative instruments entered into to hedge the shares issued in relation to the combination with Grupo Modelo and the restricted shares issued in connection with the combination with SAB (30 June 2021: 283m US dollar gain);

•	7m US dollar gain related to remeasurement of deferred considerations on prior year acquisitions (30 June 2021: nil);

•	127m US dollar loss resulting from the early termination of certain bonds (30 June 2021: 582m US dollar loss).
No interest income was recognized on impaired financial assets.